Income Taxes (Tables) - SHAPEWAYS, INC	12 Months Ended
Dec. 31, 2020
Summary of provision for income taxes

The provision for income taxes consists of the following:

	Year Ended December 31,
	2020	2019
Income tax provision:
Non-US	$(29)	$102
Federal	—	—
State	—	—
Provision for income taxes	$(29)	$102

Summary of reconciliation of the income tax expense calculated using the applicable federal statutory rate to the Company's actual income tax expense

A reconciliation of the income tax expense calculated using the applicable federal statutory rate to the Company’s actual income tax expense is as follows:

	December 31,
	2020	2019
Federal statutory income tax rate	21.00%	21.00%
State and local income taxes, net of federal benefit	1.74%	2.59%
Nondeductible expenses	(5.12)%	(2.84)%
Change in state tax rates	(5.38)%	0.70%
Change in valuation allowance	(12.34)%	(17.41)%
True-up adjustments	2.16%	(2.30)%
Foreign rate differential	(1.17)%	—%
	0.89%	1.74%

Summary of tax effect of temporary differences that give rise to a significant portion of the deferred tax assets and tax liabilities

	December 31,
	2020	2019
Deferred tax assets:
Accrued expense	$46	$34
Deferred rent	—	69
Sec. 263(a)	17	14
Stock compensation	131	131
ASC 842 – Right of use lease liability	51	—
Fixed assets	168	63
Net operating losses	21,965	21,684
Tax credits	893	893
Other	19	9
Less: valuation allowance	(23,290)	(22,897)
Total deferred tax assets	$—	$—